Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 3,707,364	$ 478,854	$ 357,842
Accounts receivable, net of allowance for doubtful accounts of $75,000, $75,000 and $45,000 as of March 31, 2020, December 31, 2019 and December 31, 2018, respectively	142,770	136,477	180,768
Inventory	57,529	78,422	45,067
Current portion of loans receivable, net of allowance of $55,000 at March 31, 2020, December 31, 2019 and December 31, 2018, respectively	38,468	38,712	37,155
Current portion of loans receivable from related party			650
Prepaid expenses and other current assets	65,487	48,064	16,412
Total Current Assets	4,011,618	780,529	637,894
Property and equipment, net	1,609,423	1,646,879	637,287
Goodwill	656,348	656,348
Intangible assets, net	3,022,907	3,038,815	3,102,621
Loans receivable, non-current	90,119	98,677	75,756
Security deposits and other assets	77,062	39,462	33,532
Total Assets	9,467,477	6,260,710	4,487,090
Current Liabilities:
Accounts payable and accrued expenses	2,126,333	2,630,948	2,887,380
Convertible notes payable to Former Parent, net of debt discount of $0 and $43,178 at December 31, 2019 and December 31, 2018, respectively	82,458	82,458	39,280
Convertible notes payable, net of debt discount of $0 and $38,918 at March 31, 2020 and December 31, 2019	100,000	536,082	100,000
Other notes payable	52,549	351,512
Other notes payable, related party		91,000
Deferred revenue, current	112,414	122,697	907,948
Deferred rent, current	8,391	20,730	14,243
Other current liabilities	655,000	652,643	607,486
Total Current Liabilities	3,137,145	4,488,070	4,556,337
Convertible notes payable, net of debt discount of $0, $0 and $1,313,259 at March 31, 2020, December 31, 2019 and December 31, 2018, respectively		75,000	2,015,007
Convertible notes payable, related parties, net of debt discount of $0 and $233,462 at December 31, 2019 and December 31, 2018, respectively			153,566
Other notes payable	221,009	240,295	225,000
Other notes payable, related parties			335,000
Deferred revenue, non-current	1,138,359	1,152,975
Deferred rent, non-current	89,322	58,608	45,315
Total Liabilities	4,585,835	6,014,948	7,330,225
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common stock, $0.0001 par value, 14,285,714 shares authorized, 7,883,089, 5,714,464 and 1,489,686 shares issued and outstanding as of March 31, 2020, December 31, 2019 and December 31, 2018, respectively	789	571	148
Additional paid-in capital	63,467,718	53,339,793	20,990,373
Accumulated deficit	(58,586,865)	(53,094,602)	(23,833,656)
Total Stockholders' Equity (Deficit)	4,881,642	245,762	(2,843,135)
Total Liabilities and Stockholders' Equity (Deficit)	$ 9,467,477	$ 6,260,710	$ 4,487,090